Stockholders' Deficit - Summary of Stock Compensation Expense (Details) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Stock compensation			$ 569,379	$ 64,581
Stock Option vesting			1,818,018	686,164
Total	$ 322,954	$ 685,156	$ 2,387,397	$ 750,745